Note 12 - Investments in Associates - Schedule of Equity Share of Net Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 13, 2022
Statement Line Items [Line Items]
Current assets	$ 9,909	$ 9,445
Non-current assets	75,203	179,730
Current liabilities	(1,864)	(1,732)
Company’s equity share of net assets of associate	29,456	36,248
Dolly Varden [member]
Statement Line Items [Line Items]
Current assets	34,573	11,468
Non-current assets	151,170	153,296
Current liabilities	(4,400)	(804)
Non-current liabilities	0	0
Net assets, 100%	181,343	163,960
Company’s equity share of net assets of associate	29,355	36,126	$ 42,303	$ 55,265
Universal Mineral Services (UMS) [member]
Statement Line Items [Line Items]
Current assets	934	844
Non-current assets	2,043	2,468
Current liabilities	(1,345)	(1,484)
Non-current liabilities	(1,231)	(1,340)
Net assets, 100%	401	488
Company’s equity share of net assets of associate	$ 101	$ 122	$ 127